Business Combinations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [Line Items]
Stakeholder's percentage in the entity	100.00%
Acquisition related costs	€ 11	€ 2	€ 152
Scotash Ltd [member] | United Kingdom [member]
Disclosure of detailed information about business combination [Line Items]
Stakeholder's percentage in the entity	100.00%
Newhaven Roadstone Ltd [member] | United Kingdom [member]
Disclosure of detailed information about business combination [Line Items]
Stakeholder's percentage in the entity	100.00%